Related Party Transactions - Additional Information (Detail) - USD ($)					12 Months Ended
	Oct. 15, 2015	Jun. 30, 2015	Dec. 15, 2014	Jun. 30, 2014	Dec. 31, 2016	Dec. 01, 2016
Related Party Transaction [Line Items]
Ownership percentage by parent					100.00%
Partnership agreement, description					The Partnership is a party to an administrative services agreement with KNOT UK, pursuant to which KNOT UK provides administrative services, and KNOT UK is permitted to subcontract certain of the administrative services provided under the administrative services agreement to KOAS UK and KOAS.
Guarantor obligations, related party disclosure					Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the existing charters of each of the Bodil Knutsen and the Windsor Knutsen for a period of five years from the closing date of the IPO.
Credit facility amount					$ 20,000,000
Raquel Knutsen [Member]
Related Party Transaction [Line Items]
Business acquisition purchase price settlement, loan						$ 12,981,000
Business acquisition, percentage of interest acquired					100.00%	100.00%
Knutsen Shuttle Tankers 14 AS [Member]
Related Party Transaction [Line Items]
Partnership, ownership interest				100.00%
KNOT Shuttle Tankers 20 AS [Member]
Related Party Transaction [Line Items]
Partnership, ownership interest			100.00%
KNOT Shuttle Tankers 21 AS [Member]
Related Party Transaction [Line Items]
Partnership, ownership interest		100.00%
Knutsen NYK Shuttle Tankers 21 AS [Member]
Related Party Transaction [Line Items]
Partnership, ownership interest	100.00%
Director Fee [Member]
Related Party Transaction [Line Items]
Management and Directors, Compensation					$ 40,000
Committee Fee [Member]
Related Party Transaction [Line Items]
Management and Directors, Compensation					12,000
Chairman Fee [Member]
Related Party Transaction [Line Items]
Management and Directors, Compensation					3,000
Seller's Credit [Member] | KNOT Shuttle Tankers 20 AS [Member]
Related Party Transaction [Line Items]
Business acquisition purchase price settlement, loan			$ 12,000,000
Sellers Credit and Sellers Loan [Member] | 25 Million Seller's Credit and Seller's Loan [Member] | Raquel Knutsen [Member]
Related Party Transaction [Line Items]
Credit facility amount					$ 25,000,000
Credit facility repayment date					Jan. 13, 2017
Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Environmental claims indemnification deductible					$ 500,000
Environmental claims indemnification liabilities aggregate cap					$ 5,000,000
TSSI [Member]
Related Party Transaction [Line Items]
Ownership percentage by parent					50.00%
TSSI [Member] | Chief Executive Officer [Member] | Seglem Holding AS [Member]
Related Party Transaction [Line Items]
Ownership percentage by parent					100.00%
NYK [Member]
Related Party Transaction [Line Items]
Ownership percentage by parent					50.00%